Social and statutory obligations - Additional information (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Social and statutory obligations	R$ 667,448	R$ 492,723